Commitments - Summary of Authorized Investments (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Commitments [Line Items]
Total authorised investments	$ 5,478,614
Less Than One Year [member]
Commitments [Line Items]
Total authorised investments	1,412,232
Less Than Two Years [member]
Commitments [Line Items]
Total authorised investments	1,842,569
Less Than Three Years [member]
Commitments [Line Items]
Total authorised investments	1,157,684
Less Than Four Years [member]
Commitments [Line Items]
Total authorised investments	759,337
Later than four years and not later than five years [Member]
Commitments [Line Items]
Total authorised investments	$ 306,792